Pension and Other Postretirement Benefit Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
401 (k) plans
Employer contributions match	$ 28	$ 23	$ 16
Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	448	429	374
Percentage of plan assets
Percentage of plan assets	100.00%	100.00%
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	448	429	374
Expected future benefit payments
2012	44
2013	47
2014	49
2015	45
2016	47
2017-2021	260
Pension Benefits | Qualified Plans
Contributions
Expected contribution in 2012	15
Pension Benefits | Non-Qualified Plans
Contributions
Expected contribution in 2012	6
Other Postretirement Benefits
Expected future benefit payments
2012	2
2013	2
2014	2
2015	2
2016	2
2017-2021	11
Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	448	429
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	448	429
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	3	1
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	3	1
Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	415	400
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	415	400
Significant Unobservable Inputs (Level 3) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	30	28
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	30	28
Cash | Pension Benefits
Percentage of plan assets
Percentage of plan assets	1.00%
Cash | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	3	1
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	3	1
Cash | Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	3	1
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	3	1
U.S. large-cap | Pension Benefits
Percentage of plan assets
Percentage of plan assets	17.00%	29.00%
U.S. large-cap | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	75	125
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	75	125
U.S. large-cap | Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	75	125
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	75	125
U.S. mid-cap growth | Pension Benefits
Percentage of plan assets
Percentage of plan assets	3.00%	8.00%
U.S. mid-cap growth | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	17	34
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	17	34
U.S. mid-cap growth | Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	17	34
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	17	34
International large-cap value | Pension Benefits
Percentage of plan assets
Percentage of plan assets	21.00%	14.00%
International large-cap value | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	92	60
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	92	60
International large-cap value | Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	92	60
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	92	60
Domestic real estate | Pension Benefits
Percentage of plan assets
Percentage of plan assets	5.00%	5.00%
Domestic real estate | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	23	20
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	23	20
Domestic real estate | Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	23	20
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	23	20
Fixed income | Pension Benefits
Percentage of plan assets
Percentage of plan assets	37.00%	37.00%
Fixed income | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	165	159
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	165	159
Fixed income | Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	165	159
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	165	159
Partnership and joint venture interests | Pension Benefits
Percentage of plan assets
Percentage of plan assets	7.00%	7.00%
Partnership and joint venture interests | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	30	28
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	30	28
Partnership and joint venture interests | Significant Unobservable Inputs (Level 3) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	30	28
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at beginning of year	28	21
Realized losses	(1)
Unrealized gains	5	4
Purchases and sales	(2)	3
Fair value of plan assets at end of year	30	28
Insurance contracts at contract value | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	2	2
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	2	2
Insurance contracts at contract value | Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	2	2
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	2	2
Other types of investments | Pension Benefits
Percentage of plan assets
Percentage of plan assets	9.00%
Other types of investments | Total | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	41
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	41
Other types of investments | Significant Observable Inputs (Level 2) | Pension Benefits
Pension and Other Postretirement Benefits Plans
Fair value of plan assets	41
Fair value measurement of plan assets using significant unobservable inputs (Level 3) changed
Fair value of plan assets at end of year	$ 41